Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation
Stock-based compensation expense before income taxes	$ 41	$ 41	$ 35
Income tax benefit	10	10	8
Total stock-based compensation, net of tax	31	31	27
Cost of services
Stock-Based Compensation
Stock-based compensation expense before income taxes	2	2	2
Selling, general and administrative
Stock-Based Compensation
Stock-based compensation expense before income taxes	38	37	30
Research and development
Stock-Based Compensation
Stock-based compensation expense before income taxes	$ 2	$ 2	$ 3